FAIR VALUE (Details Textual) (USD $)	12 Months Ended								9 Months Ended			9 Months Ended
	Oct. 31, 2011	Aug. 27, 2012	Jul. 31, 2012	Dec. 29, 2011	Oct. 31, 2010	Sep. 28, 2010	Jul. 19, 2010	Nov. 12, 2004	Jul. 31, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Oct. 31, 2010 Minimum [Member]	Jul. 31, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Oct. 31, 2010 Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.15	0.15	0.15	0.15	0.15	0.17	0.25	0.40	0.15	0.15	0.15	0.17	0.1952	0.287
Total	$ 7,491,422				$ 13,087,222
Fair Value Of Warrants Issued	91,415,804
Warrant Minimum Exercise Price Probablity									30.00%			50.00%
Warrant Maximum Exercise Price Probablity									50.00%			70.00%